Filed electronically with the Securities and Exchange Commission on August 15, 2013

1933 Act File No. 033-34645
1940 Act File No. 811-06103

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 50	|X|
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 59

Investors Cash Trust (Exact name of Registrant as Specified in Charter)

345 Park Avenue New York, NY 10154 (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

John Millette, Secretary	With a copy to:
Investors Cash Trust	David A. Sturms
One Beacon Street	Vedder Price P.C.
Boston, MA 02108	222 North LaSalle Street
(Name and Address of Agent for Service)	Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)
[__]	On ______________ pursuant to paragraph (b)
[__]	60 days after filing pursuant to paragraph (a)(1)
[__]	On ______________ pursuant to paragraph (a)(1)
[__]	75 days after filing pursuant to paragraph (a)(2)
[__]	On ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[__]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	Treasury Portfolio — DWS U.S. Treasury Money Fund Class S
•	Treasury Portfolio — Institutional Shares
•	Treasury Portfolio — Investment Class Shares
•	Treasury Portfolio — Premier Money Market Shares

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 15th day of August 2013.
INVESTORS CASH TRUST

By:  /s/W. Douglas Beck
        W. Douglas Beck*
        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	August 15, 2013

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	August 15, 2013

/s/John W. Ballantine
John W. Ballantine*	Trustee	August 15, 2013

/s/ Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	August 15, 2013

/s/ Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	August 15, 2013

/s/ Keith R. Fox
Keith R. Fox*	Trustee	August 15, 2013

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	August 15, 2013

/s/ Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	August 15, 2013

/s/ Richard J. Herring
Richard J. Herring*	Trustee	August 15, 2013

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	August 15, 2013

/s/ Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	August 15, 2013

/s/ William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	August 15, 2013

/s/ Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	August 15, 2013

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	August 15, 2013

/s/Michael J. Woods
Michael J. Woods*	Trustee	August 15, 2013

*By:         /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 49 to the Registration Statement, as filed on July 26, 2013; Post-Effective Amendment No. 41 to the Registration Statement, as filed on July 26, 2011; and to Post-Effective Amendment No. 30 to the Registration Statement, as filed on July 29, 2008.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase